Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Earnings Per Share [Abstract]
Profit for the year attributable to owners of the Group (basic and diluted)	$ 101,180	$ 3,588		$ 3,627
Basic weighted average shares number of shares (thousands)	51,684,000	48,869,960	[1]	48,869,960
Diluted weighted average number of shares (thousands)	55,014,000	48,869,960		48,869,960
Basic earnings per share	$ 1.96	$ 0.07		$ 0.07
Diluted earnings per share	$ 1.84	$ 0.07		$ 0.07

[1]	As discussed in Note 4, the Company’s basic and diluted earnings per share related to Namib prior to the Business Combination have been retroactively restated for the years ended December 31, 2024 and 2023 based on shares reflecting the exchange ratio established in the Business Combination.